File No. 333-193063

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 2014

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  1

Curian Variable Series Trust
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices)

(877) 847-4143
(Registrant’s Area Code and Telephone Number)

7601 Technology Way
Denver, Colorado 80237
(Mailing Address)

With copies to:

SUSAN S. RHEE, ESQ. Curian Variable Series Trust Vice President, Chief Legal Officer, & Secretary 1 Corporate Way Lansing, Michigan 48951	ALAN GOLDBERG, ESQ. K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, Illinois 60602

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: shares of beneficial interest in the series of the registrant designated as the Curian/Nicholas Convertible Arbitrage Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-177369 and 811-22613).

CURIAN VARIABLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Information Statement*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*      Incorporated by reference from Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 23, 2013 (Form No. 333-193063) (the “Registration Statement”).

Explanatory Note

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Opinion and Consent of Counsel regarding legality of shares being registered (Exhibit 11) for the reorganization of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund into the Curian/Nicholas Convertible Arbitrage Fund.

PART C

OTHER INFORMATION

Item 15.                       Indemnification

Article IV of the Registrant’s Agreement and Declaration of Trust provides that,

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16.                       Exhibits

(1)			Agreement and Declaration of Trust of Registrant dated September 7, 2011.1

(2)			By-Laws of Registrant dated September 7, 2011.1

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Proxy Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Curian Capital, LLC (“Curian Capital”)

		(i)	Investment Advisory and Management Agreement between Curian Capital and Registrant effective December 19, 2011.2

		(ii)	Amendment, effective March 1, 2012, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.4

		(iii)	Amendment, effective September 10, 2012, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.5

		(iv)	Amendment, effective April 29, 2013, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.6

		(v)	Amendment, effective July 1, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.7

		(vi)	Amendment, effective September 16, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011. 7

	(b)		Nicholas Investment Partners, L.P. (“Nicholas”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Nicholas effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and Nicholas dated December 19, 2011.6

	(c)		The Boston Company Asset Management LLC (“The Boston Company”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and The Boston Company effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and The Boston Company dated December 19, 2011.6

(7)	(a)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company (“Jackson National Life”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.7

	(b)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York (“JNLNY”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.7

(c)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (“iShares”) dated January 31, 2012.3

	(d)		Investing Fund Agreement between Registrant, Market Vectors ETF Trust dated February 13, 2013.6

	(e)		Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012.3

(f)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (“PowerShares”) dated January 31, 2012.3

	(g)		Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012.3

	(h)		Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012.3

(i)
Investing Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds (“Vanguard”) dated January 31, 2012.3

	(j)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective September 10, 2012.5

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.6

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.7

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated March 24, 2011.1

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.1

(iii)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase dated March 24, 2011.1

		(iv)	Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase dated November 30, 2011.2

		(v)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.4

		(vi)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.5

		(vii)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.6

		(viii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.6

		(ix)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.7

(x)
Addendum, effective July 1, 2013, to the Master Global Custody Agreement (“Cayman Custody Agreement”) between JNL/BlackRock Global Allocation Fund Ltd., JNL/AQR Managed Futures Fund Ltd., and JPMorgan Chase dated June 16, 2011.7

	(b)		Custody Agreement, effective July 1, 2013, between Curian/Van Eck International Gold Fund Ltd. and The Bank of Nova Scotia (“Scotiabank”).7

(10)	(a)		Distribution Plan, effective September 10, 2012.5

	(b)		Amendment to Distribution Plan, dated September 11, 2012.6

	(c)		Amendment to Distribution Plan, effective April 29, 2013.6

	(d)		Amendment to Distribution Plan, effective September 16, 2013.7

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)			Not Applicable.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.4

		(ii)	Amendment, effective September 10, 2012, to Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.5

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and Curian dated March 1, 2012.6

		(iv)	Amendment, effective July 1, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.7

		(v)	Amendment, effective September 16, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.7

	(b)	(i)	Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and Jackson Fund Services (“JFS”) effective July 1, 2013.7

		(ii)	Amendment, effective September 16, 2013, to the Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and JFS.7

	(c)	(i)	Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC (“JNAM”) dated November 29, 2011.2

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.4

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.5

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.6

		(v)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM.7

	(d)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.2

	(e)	(i)	Fund Compliance Services Agreement between Registrant and JFS effective October 5, 2011.2

		(ii)	Amendment, effective December 14, 2012, to Fund Compliance Services Agreement between Registrant and JFS dated October 5, 2011.6

	(f)		Management Fee Waiver Agreement, effective February 1, 2012, between Registrant and Curian Capital.3

	(g)		Management Fee Waiver Agreement, effective June 6, 2013, between Registrant and Curian Capital.7

	(h)		Management Fee Waiver Agreement, effective September 16, 2013, between Registrant and Curian Capital.7

	(i)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.2

(14)			Consent of Auditors. 8

(15)			None.

(16)			Powers of Attorney, dated August 28, 2013.7

(17)			Form of Voting Instructions and Proxy Card. 8

1
Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on October 19, 2011.

2	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

3	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

4	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

5	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

6	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

7	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

8	Incorporated by reference to Registrant’s Registration Statement filed on Form N-14 filed with the Securities and Exchange Commission on December 23, 2013.

Item 17.                       Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado on the 31st day of January 2014.

CURIAN VARIABLE SERIES TRUST
/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Michael A. Bell by Diana R. Gonzalez*	January 31, 2014
Michael A. Bell
President and Trustee

/s/ David W. Agostine by Diana R. Gonzalez*	January 31, 2014
David W. Agostine
Trustee

/s/ Michael A. Bell by Diana R. Gonzalez*	January 31, 2014
Michael A. Bell
President and Trustee

/s/ Gregory P. Contillo by Diana R. Gonzalez*	January 31, 2014
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Diana R. Gonzalez*	January 31, 2014
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Diana R. Gonzalez*	January 31, 2014
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Diana R. Gonzalez*	January 31, 2014
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors by Diana R. Gonzalez*	January 31, 2014
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description
(11)	Opinion and Consent of Counsel regarding legality of shares being registered.